SHARE CAPITAL	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
SHARE CAPITAL

12. SHARE CAPITAL

12.1 Authorized share capital

The Company has 100,000,000 authorized common shares with par value of $0.01. At 31 December 2011, the Company had 87,467,288 common shares outstanding (31 December 2010: 87,467,288; 1 January 2010: 87,467,288).

12.2 Shares issuances

During the years ended 31 December 2011 and 2010, the Company did not issue any common shares.

12.3 Stock options

The directors, in their discretion, may grant stock options and amend stock options granted subject to regulatory approvals.

As at 1 January 2010, the Company has 6,950,000 stock options outstanding with weighted average exercise price of $0.25. There are no changes in the Company’s stock option plan during the years ended 31 December 2011 and 2010 (Note 19).

The following table summarizes information regarding stock options outstanding and exercisable as at 31 December 2011.

Exercise price	Number of options outstanding and exercisable	Weighted-average remaining contractual life (years)	Weighted average exercise price

$0.25	6,950,000	0.26	$ 0.25